SCHEDULE OF CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Beginning Balance	¥ 78,170	¥ 30,255
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(19,921)	(12,359)
Cash received in advance and not recognized as revenue	95,228	60,274
Net change in contract liabilities	75,307	47,915	¥ 16,215
Ending Balance	¥ 153,477	¥ 78,170	¥ 30,255